Finance Income and Costs	12 Months Ended
Dec. 31, 2018
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Finance Income and Costs
33.	Finance Income and Costs

Details of finance income and costs for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Finance income
Interest income (*1)	￦	182,475	212,451	337,258
Dividend income		41,000	92,962	63,345
Gain on foreign currency transactions		1,032,552	785,616	716,060
Gain on foreign currency translations		377,723	564,016	212,443
Gain on derivatives transactions		316,524	210,727	247,513
Gain on valuations of derivatives		147,111	64,735	96,986
Gain on disposals of available-for-sale financial assets		130,830	425,684	—
Gain on valuations of financial assets at fair value through profit or loss		—	—	16,149
Others		3,765	16,476	16,216

	￦	2,231,980	2,372,667	1,705,970

Finance costs
Interest expenses	￦	(658,726)	(653,115)	(741,296)
Loss on foreign currency transactions		(1,147,192)	(756,654)	(810,857)
Loss on foreign currency translations		(405,391)	(422,880)	(321,748)
Loss on derivatives transactions		(338,314)	(236,273)	(208,772)
Loss on valuation of derivatives		(162,676)	(226,487)	(40,674)
Impairment loss on available-for-sale financial assets		(248,404)	(123,214)	—
Loss on valuations of financial assets at fair value through profit or loss		—	—	(59,442)
Others		(53,487)	(65,654)	(61,627)

	￦	(3,014,190)	(2,484,277)	(2,244,416)

(*1)	Interest income calculated using the effective interest method for the years ended December 31, 2016, 2017, and 2018 were ￦106,828 million, ￦130,710 million, and ￦197,142 million, respectively.